SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —94.8%
Alabama—0.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,808

Arizona—1.1%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32	3,020	3,586

California—13.1%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/35	5,725	7,272
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.866%, 4/1/38(2)	3,825	3,828
California, State of,
General Obligation 5.000%, 4/1/23	10,645	12,039
General Obligation 5.000%, 4/1/37	4,000	4,600
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,435
Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5.000%, 7/1/37	1,500	1,899
Sales Tax Revenue 5.000%, 7/1/38	1,000	1,261
Los Angeles Department of Water Revenue 5.000%, 7/1/36	2,000	2,400
Rancho Water District Financing Authority Revenue 4.000%, 8/1/35	2,000	2,382
San Diego Association of Governments Revenue 5.000%, 11/15/25	1,000	1,183
Santa Monica-Malibu Unified School District,
General Obligation 5.000%, 8/1/39	400	452
General Obligation 5.000%, 8/1/43	1,500	1,693

		41,444

Colorado—1.4%
Colorado Health Facilities Authority Revenue
5.000%, 8/1/25	750	882
5.000%, 8/1/26	1,000	1,199
5.000%, 8/1/27	2,000	2,437

		4,518

District of Columbia—4.6%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,474
District of Columbia Revenue 5.500%, 12/1/30	8,000	8,055

	Par Value	Value
District of Columbia—continued
Washington Metropolitan Area Transit Authority Revenue 5.000%, 7/1/34	$ 2,500	$ 3,078

		14,607

Florida—0.9%
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	2,500	2,974

Georgia—6.0%
Atlanta, City of, Water & Wastewater Revenue
5.000%, 11/1/31	1,000	1,250
5.000%, 11/1/33	11,100	13,119
5.000%, 11/1/35	2,585	3,197
Valdosta & Lowndes County Hospital Authority Revenue 5.000%, 10/1/33	1,190	1,510

		19,076

Hawaii—1.7%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	67
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	178
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	4,988

		5,233

Illinois—1.7%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,980	3,126
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/26	2,000	2,386

		5,512

Louisiana—1.6%
New Orleans, City of, General Obligation 5.000%, 12/1/22	4,500	4,983

Maryland—5.8%
Anne Arundel County, General Obligation 5.000%, 10/1/30	3,615	4,450
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,539
Montgomery County, General Obligation 5.000%, 11/1/27	3,000	3,542
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	3,000	3,759

		18,290

See Notes to Schedule of Investments.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Minnesota—4.0%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	$ 4,700	$ 5,567
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,438
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,807

		12,812

Missouri—1.4%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,771
St Louis, City of, Lambert International Airport Revenue 5.000%, 7/1/28	2,165	2,750

		4,521

New York—8.2%
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,236
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,933
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,606
New York Liberty Development Corp. Revenue 2.450%, 9/15/69	1,925	1,963
New York State Dormitory Authority,
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,890
Sales Tax Revenue 5.000%, 3/15/29	4,500	5,059
New York State Environmental Facilities Corp. Revenue 4.000%, 6/15/49	3,000	3,398

		26,085

North Carolina—0.3%
North Carolina, State of, Build Revenue 5.000%, 5/1/22	1,000	1,094

North Dakota—1.1%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,525

Ohio—4.3%
Ohio, State of,
General Obligation 5.000%, 6/15/32	7,735	9,316
General Obligation 5.000%, 5/1/36	3,500	4,288

		13,604

Oregon—1.5%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,000	1,303
Portland, Port of, Airport Revenue 5.000%, 7/1/26	750	910

	Par Value	Value
Oregon—continued
5.000%, 7/1/30	$ 1,000	$ 1,210
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,244

		4,667

Pennsylvania—2.7%
Commonwealth of Pennsylvania, General Obligation 5.000%, 3/15/28	3,775	4,456
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,930
5.000%, 7/1/23	2,000	2,250

		8,636

Tennessee—1.2%
Chattanooga Health Educational & Housing Facility Board Revenue
5.000%, 8/1/31	1,000	1,243
5.000%, 8/1/32	250	309
5.000%, 8/1/33	250	308
Tennessee, State of, General Obligation 5.000%, 8/1/28	1,595	1,924

		3,784

Texas—13.1%
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,357
Frisco Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/32	3,185	4,093
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	641
Northwest Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	5,785	6,838
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,082
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	6,240	7,711
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,214
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,100
Texas, State of, General Obligation 5.000%, 8/1/27	5,425	6,294
Travis County, General Obligation 5.000%, 3/1/29	1,750	2,280

		41,610

Utah—1.8%
Central Utah Water Conservancy District Revenue 4.000%, 10/1/39	5,000	5,662

See Notes to Schedule of Investments.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Virginia—8.1%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/25	$ 2,580	$ 3,138
County of Henrico, General Obligation (State AID Withholding Insured) 5.000%, 8/1/26	3,165	3,928
County of Loudoun, General Obligation (State AID Withholding Insured) 5.000%, 12/1/27	3,405	4,366
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,773
Virginia Resources Authority Revenue 5.000%, 10/1/29	6,920	8,329

		25,534

Washington—8.6%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,945
5.000%, 7/1/34	8,000	9,444
Seattle, City of, Drainage & Wastewater Revenue 4.000%, 4/1/36	5,000	5,601
Washington, State of,
General Obligation 5.000%, 2/1/30	5,000	6,048
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	3,880	4,140

		27,178

TOTAL MUNICIPAL BONDS (Identified Cost $292,961)		300,743

TOTAL LONG-TERM INVESTMENTS—94.8% (Identified Cost $292,961)		300,743

Value
TOTAL INVESTMENTS—94.8% (Identified Cost $292,961)	$300,743
Other assets and liabilities, net—5.2%	16,546

NET ASSETS—100.0%	$317,289

Abbreviations:

PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:

(1)

At September 30, 2019, 13.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

(2)

Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$300,743	$300,743

Total Investments	$300,743	$300,743

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

4